[FRONT COVER]


          [STATE STREET LOGO]
                                              ---------------------------------
                                                 State Street Research
                                                 Capital Fund
                                              ---------------------------------
          -------------------
          Semiannual Report
          -------------------
          March 31, 1997

                                               [GRAPHIC OMITTED]
                                        (man pointing to shooting star)


                                            ----------------------
                                                 What's Inside
                                            ----------------------

                                            Investment Update:
                                            About the Fund,
                                            economy and markets

                                            Fund Information
                                            Facts and Figures

                                            Plus, Complete Portfolio Holdings
                                            and Financial Statements


(DALBAR KEY HONORS GRAPHIC)
       For Excellence
            in
     Shareholder Service

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first quarter of 1997, exceeding expectations.

[bullet] Consumer spending and industrial output steadily advanced during the six months ended March 31, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

[bullet] The Federal Reserve raised interest rates by one-quarter point in March.

The Markets

[bullet] The Fed's tightening predictably had an effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for all sectors but the high-yield area. As the first quarter ended, the stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction.

[bullet] The S&P 500 was up +11.24% for the six-month period. Small stocks severely lagged the performance of larger stocks, as shown by the Russell 2000 Index, which lost -0.24%.(1)

[bullet] Bond performance lost momentum in the fourth quarter of 1996 but still offered positive returns for the six months. The Lehman Brothers Aggregate Bond Index gained +2.42% during the period.(1)

THE FUND

Over the past six months

[bullet] For the six months ended March 31, 1997, Class A Shares of Capital Fund provided a total return of -13.52% (does not reflect sales charge).(2) The Fund underperformed the average total return for 214 fund classes in Lipper Analytical Services' Capital Appreciation Funds category, which was -0.66% (does not reflect sales charge).

[bullet] The Fund's performance was hurt by a risk-averse market that favored large-capitalization stocks at the expense of growth-oriented small- and mid-capitalization stocks--the type Capital Fund mainly invests in.


Current strategy

[bullet] We continue to invest in growth stocks that are attractively valued, which, historically, has been a successful strategy for the Fund.

[bullet] We are adding to our holdings in the areas of specialty retail, specialty energy and science and technology.

[bullet] We own many stocks that have strong fundamentals. We believe the market offers great opportunity for investors with a long-term bias and an emphasis on high earnings growth.

March 31, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Government/Corporate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) -13.88% for Class B shares; -13.41% for Class C shares; -13.86% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class there-after and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Because the Fund invests in emerging growth and special situation companies, an investment in the Fund may involve greater-than-average risk and above-average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in view-point, data and transactions, should not be relied upon as being current thereafter.

________________________________________________________________________________
FUND INFORMATION (all data are for periods ended March 31, 1997)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)3,4
-------------------------------------------
               10 Years   5 Years   1 Year
Class A        +12.51%    +13.00%   -10.09%
Class B        +12.72%    +13.17%   -11.23%
Class C        +13.18%    +14.35%    -5.56%
Class D        +12.73%    +13.45%    -7.48%
-------------------------------------------
Cumulative Total Returns
(do not reflect sales charge)3,5
-------------------------------------------
               10 Years   5 Years   1 Year
Class A        +240.37%   +92.95%   -5.85%
Class B        +231.03%   +87.65%   -6.56%
Class C        +244.87%   +95.50%   -5.56%
Class D        +231.57%   +87.96%   -6.55%
-------------------------------------------

Top 10 Stock Positions
(by percentage of net assets)
1 Republic Industries Waste management                         5.8%
2 HFS Hotel reservations                                       2.9%
3 H.F. Ahmanson Savings and loan                               2.3%
4 Altera Electronic circuit boards                             2.2%
5 Halliburton Oil Services                                     2.2%
6 Extended Stay America Extended-stay lodging                  2.1%
7 Philip Morris Consumer products                              2.0%
8 Schlumberger Energy service products                         2.0%
9 Sanmina Electronic circuit boards                            1.8%
10 Continental Airlines Airline                                1.8%

These securities represent an aggregate of 25.1% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)
                                   ---------------------------------------------
Business service                                     11.1%
                                   ---------------------------------------------

                                   ---------------------------------------------
Electronic components                                11.0%
                                   ---------------------------------------------

                                   ---------------------------------------------
Retail                                               10.7%
                                   ---------------------------------------------

                                   ---------------------------------------------
Oil service                                          10.4%
                                   ---------------------------------------------

                                   -----------------
Hotel and restaurant                    7.1%
                                   -----------------


Total: 50.3%

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

                                                             Value
                                                Shares     (Note 1)
COMMON STOCKS 96.1%
Basic Industries 3.0%
Chemical 1.5%
Rhone-Poulenc SA ADR*   .....................    253,400  $  8,425,550
Rohm & Haas Co.   ...........................     18,300     1,370,212
                                                           -----------
                                                             9,795,762
                                                           -----------
Metal & Mining 1.5%
Chicago Bridge & Iron Co. NV* ...............    137,500     2,440,625
Phelps Dodge Corp.   ........................     47,500     3,473,438
Reynolds Metals Co.  ........................     55,600     3,447,200
                                                           -----------
                                                             9,361,263
                                                           -----------
Total Basic Industries   .................................  19,157,025
                                                           -----------
Consumer Cyclical 27.3%
Airline 2.2%
America West Holding Corp. Cl. B*   .........    165,800     2,590,625
China Eastern Airlines Ltd*   ...............     10,900       313,375
Continental Airlines Inc. Cl. B* ............    365,500    11,467,563
                                                           -----------
                                                            14,371,563
                                                           -----------
Automotive 0.6%
Danaher Corp.  ..............................     24,800     1,032,300
Team Rental Group, Inc. Cl. A*   ............    126,000     2,646,000
                                                           -----------
                                                             3,678,300
                                                           -----------
Building 1.4%
American Standard Companies Inc.*   .........    202,400     9,108,000
                                                           -----------
Hotel & Restaurant 7.1%
Extended Stay America Inc.*   ...............    677,400     9,991,650
Extended Stay America Inc.*[dbldag]    ......    249,300     3,692,756
Four Seasons Hotels Inc.*  ..................     31,300       719,900
HFS Inc.*   .................................    314,500    18,516,187
Interstate Hotels Co.*  .....................    234,000     6,610,500
Lone Star Steakhouse & Saloon Inc.* .........    138,300     3,163,613
Trump Hotels & Casino Resorts Inc.* .........    352,000     3,168,000
                                                           -----------
                                                            45,862,606
                                                           -----------
Recreation 1.1%
Action Performance Companies Inc.*  .........     25,300       493,350
Ascent Entertainment Group Inc.* ............    107,700     1,144,312
Florida Panthers Holdings Inc. Cl. A*  ......     32,900       892,413
Petco Animal Supplies Inc.*   ...............    101,500     2,385,250
Ticketmaster Group Inc.*   ..................    155,200     1,978,800
                                                           -----------
                                                             6,894,125

                                                             Value
                                                Shares     (Note 1)
                                              ----------- -------------
Retail Trade 10.7%
Abercrombie & Fitch Co. Cl. A*   ............     39,300  $    599,325
Borders Group Inc.*  ........................    339,000     6,398,625
Federated Department Stores Inc.*   .........    197,200     6,482,950
Footstar Inc.* ..............................     10,000       296,250
Gucci Group NV*   ...........................    134,100     9,671,963
Guitar Center Inc.*  ........................     44,500       712,000
Jones Apparel Group Inc.*  ..................    228,600     8,486,775
Just For Feet Inc.*  ........................    295,900     5,104,275
Linens 'n Things Inc.*  .....................    131,400     3,071,475
RDO Equipment Co. Cl. A*   ..................     44,800       784,000
Saks Holdings Inc.*  ........................    157,300     4,522,375
Sears Roebuck & Co.  ........................     98,900     4,969,725
Staples Inc.*  ..............................    411,450     8,280,431
Sunglass Hut International Inc.* ............    661,900     4,633,300
Toys R Us Inc.*   ...........................    125,100     3,502,800
West Marine Inc.* ...........................     34,400     1,135,200
                                                          -------------
                                                            68,651,469
                                                          -------------
Textile & Apparel 4.2%
Men's Wearhouse, Inc.*  .....................    291,225     8,008,687
Nautica Enterprises Inc.*  ..................    205,100     5,153,137
Timberland Co. Cl. A*   .....................     56,900     2,496,488
Tommy Hilfiger Corp.*   .....................    211,000    11,024,750
                                                          -------------
                                                            26,683,062
                                                          -------------
Total Consumer Cyclical    ..................              175,249,125
                                                          -------------
Consumer Staple 19.0%
Business Service 11.1%
Aspect Telecommunications Corp.* ............    189,400     3,693,300
Caribiner International Inc.* ...............    189,000     8,835,750
Cognos Inc.*   ..............................    221,900     5,769,400
Education Management Corp.*   ...............     57,900     1,317,225
Outdoor Systems Inc.*   .....................     51,000     1,523,625
Republic Industries Inc.*  ..................  1,078,700    37,417,406
U.S. Office Products Co.*  ..................    363,500     8,996,625
Universal Outdoor Holdings Inc.* ............    138,200     4,007,800
                                                          -------------
                                                            71,561,131
                                                          -------------
Drug 3.6%
Biochem Pharma Inc.* ........................     78,700     3,384,100
Bristol-Myers Squibb Co.   ..................    116,600     6,879,400
Cephalon Inc.* ..............................    187,700     3,941,700
Entremed Inc.* ..............................     73,400       935,850
Ligand Pharmaceuticals Inc. Cl. B*  .........     66,500       748,125
Magainin Pharmaceuticals Inc.*   ............     67,200       571,200
Vertex Pharmaceuticals Inc.*  ...............    160,500     6,460,125
                                                          -------------
                                                            22,920,500
                                                          -------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                            Value
                                                 Shares    (Note 1)
Hospital Supply 2.3%
Aetna Inc. .................................... 122,600   $10,528,275
Trigon Healthcare Inc.*   ..................... 237,800     4,191,225
                                                          ------------
                                                           14,719,500
                                                          ------------
Tobacco 2.0%
Philip Morris Companies, Inc.   ............... 113,000    12,896,125
                                                          ------------
Total Consumer Staple    .................................122,097,256
                                                          ------------

Energy 15.0%
Oil 4.6%
Anadarko Petroleum Corp.  .....................  96,200     5,399,225
Apache Corp.  ................................. 166,700     5,584,450
Burlington Resources Inc.    ..................  94,400     4,035,600
Chesapeake Energy Corp.*  .....................  54,700     1,141,863
Chevron Corp.    ..............................  93,400     6,502,975
Exxon Corp.   .................................  63,200     6,809,800
                                                          ------------
                                                           29,473,913
                                                          ------------
Oil Service 10.4%
Baker Hughes Inc.   ...........................  84,600     3,246,525
Diamond Offshore Drilling Inc.* ...............  34,600     2,370,100
BJ Services Co.* .............................. 115,700     5,539,137
Cooper Cameron Corp.*  ........................  81,700     5,596,450
Ensco International Inc.* .....................   7,700       379,225
Halliburton Co.  .............................. 210,600    14,268,150
Newpark Resources Inc.*   .....................  25,500     1,115,625
Noble Drilling Corp.*  ........................ 609,700    10,517,325
Reading & Bates Corp.* ........................ 110,000     2,488,750
Rowan Companies, Inc.* ........................ 278,600     6,303,325
Schlumberger Ltd.   ........................... 118,600    12,719,850
Varco International Inc.* .....................  36,700       917,500
Weatherford Enterra Inc.* .....................  59,000     1,733,125
                                                          ------------
                                                           67,195,087
                                                          ------------
Total Energy    .......................................... 96,669,000
                                                          ------------
Finance 7.1%
Bank 2.8%
Bank United Corp. Cl. A*  ..................... 123,600     3,646,200
H.F. Ahmanson & Co.    ........................ 398,100    14,530,650
                                                          ------------
                                                           18,176,850
                                                          ------------
Financial Service 1.8%
American Express Co.   ........................  93,400     5,592,325
AmeriTrade Holding Corp.* .....................  10,800       168,750
Beacon Properties Corp.   ..................... 118,900     3,938,562
MoneyGram Payment Systems Inc.* ............... 215,700     1,779,525
                                                          ------------
                                                           11,479,162
                                                          ------------

                                                            Value
                                                 Shares    (Note 1)
                                                --------- ------------
Insurance 2.5%
Ace Ltd.   ....................................  68,700   $ 4,396,800
General Re Corp.    ...........................  43,900     6,936,200
Travelers Group Inc.   ........................  97,200     4,653,450
                                                          ------------
                                                           15,986,450
                                                          ------------
Total Finance    ..............................            45,642,462
                                                          ------------
Science & Technology 22.0%
Computer Software & Service 6.9%
America Online Inc.*   ........................ 165,600     7,017,300
Ascend Communications Inc.*  ..................  87,100     3,549,325
Check Point Software Technologies Ltd.*  ......  32,600       668,300
EMC Corp.* ....................................  96,600     3,429,300
Excalibur Technologies Corp.*   ...............  50,000       337,500
Geoworks*  .................................... 235,300     1,558,863
McAfee Associates Inc.*   .....................  32,300     1,429,275
P-COM, Inc.*  ................................. 116,600     3,031,600
Parametric Technology Corp.* .................. 134,800     6,082,850
Westell Technologies, Inc. Cl. A*  ............ 272,100     3,639,337
Western Digital Corp.* ........................  54,000     3,057,750
Xilinx Inc.*  ................................. 221,200    10,783,500
                                                          ------------
                                                           44,584,900
                                                          ------------
Electronic Components 11.0%
Altera Corp.* ................................. 333,700    14,349,100
Analog Devices Inc.*   ........................ 159,200     3,582,000
CHS Electronics Inc.*  ........................  43,600       888,350
Cymer Inc.*   ................................. 204,100     7,322,088
LSI Logic Corp.* .............................. 289,800    10,070,550
Micron Technology Inc.    ..................... 175,600     7,111,800
Pairgain Technologies Inc.*  .................. 256,900     7,610,662
Sanmina Corp.*   .............................. 256,900    11,496,275
Texas Instruments Inc.    ..................... 109,600     8,206,300
                                                          ------------
                                                           70,637,125
                                                          ------------
Electronic Equipment 1.5%
ASM Lithography Holdings NV* ..................  43,900     3,292,500
Motorola Inc.    ..............................  49,100     2,964,413
Teradyne Inc.*   .............................. 112,000     3,234,000
                                                          ------------
                                                            9,490,913
                                                          ------------
Office Equipment 2.6%
Dell Computer Corp.    ........................  48,000     3,246,000
International Business Machines Corp.    ......  49,200     6,758,850
Seagate Technology Inc.*  .....................  72,000     3,231,000
Sun Microsystems Inc.* ........................ 114,700     3,311,962
                                                          ------------
                                                           16,547,812
                                                          ------------
Total Science & Technology   ..................           141,260,750
                                                          ------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

                                                      Value
                                           Shares    (Note 1)
                                          --------- ------------
Utility 2.7%
Natural Gas 0.6%
Calpine Corp.*   ........................ 211,500   $ 3,833,439
                                                    ------------
Telephone 2.1%
Colt Telecom Group PLC ADR*  ............  89,300     1,685,538
NACT Telecommunications Inc.*   .........  21,200       124,550
Omnipoint Corp.* ........................  67,900       662,025
Telecomunicacoes Brasileiras ADR*  ...... 111,200    11,384,100
                                                    ------------
                                                     13,856,213
                                                    ------------
Total Utility   .................................... 17,689,652
                                                    ------------
Total Common Stocks (Cost $620,782,228) ............617,765,270
                                                    ------------

                                         Principal   Maturity
                                          Amount       Date
                                        ------------ -----------
SHORT-TERM OBLIGATIONS 12.7%
American Express Credit Corp.,
  5.63%  .............................. $9,156,000   4/01/1997        9,156,000
Beneficial Corp., 5.55% ............... 17,823,000   4/01/1997       17,823,000
Beneficial Corp., 5.60% ............... 14,872,000   4/03/1997       14,872,000
Chevron Oil Finance Co., 5.61%   ...... 13,000,000   4/01/1997       13,000,000
Chevron Oil Finance Co., 5.61%   ...... 15,000,000   4/02/1997       15,000,000
Household Finance Corp., 6.60%   ...... 11,660,000   4/01/1997       11,660,000
                                                                  -------------
Total Short-Term Obligations (Cost $81,511,000)  ...............     81,511,000
                                                                  -------------
Total Investments (Cost $702,293,228)--108.8% ..................    699,276,270
Cash and Other Assets, Less Liabilities--(8.8%)  ...............    (56,726,152)
                                                                  -------------
Net Assets--100.0%    ..........................................  $ 642,550,118
                                                                  =============

Federal Income Tax Information:
At March 31, 1997, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $702,938,744 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost  .......................................  $  52,729,904
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value   ....................................    (56,392,378)
                                                            -------------
                                                          $  (3,662,474)
                                                            =============

-------------------------------------

* Nonincome-producing securities


  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

[dbldag] Security restricted as to public resale. The total cost and market value of restricted securities owned at March 31, 1997 were $4,393,913 and $3,692,756 (0.57% of net assets), respectively.

------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

Assets
Investments, at value (Cost $702,293,228) (Note 1) ...    $699,276,270
Cash  ................................................              24
Receivable for securities sold   .....................      19,314,680
Receivable for fund shares sold  .....................       1,384,654
Dividends and interest receivable   ..................         373,888
Other assets   .......................................          30,287
                                                          -------------
                                                           720,379,803
Liabilities
Payable for securities purchased    ..................      73,807,055
Payable for fund shares redeemed    ..................       2,819,726
Accrued distribution and service fees (Note 4)  ......         452,318
Accrued management fee (Note 2)  .....................         406,179
Accrued transfer agent and shareholder services
  (Note 2)  ..........................................         277,225
Accrued trustees' fees (Note 2)  .....................           9,713
Other accrued expenses  ..............................          57,469
                                                          -------------
                                                            77,829,685
                                                          -------------
Net Assets                                                $642,550,118
                                                          =============
Net Assets consist of:
 Unrealized depreciation of investments   ............    $ (3,016,958)
 Accumulated net realized gain   .....................      35,433,521
 Shares of beneficial interest   .....................     610,133,555
                                                          -------------
                                                          $642,550,118
                                                          =============
Net Asset Value and redemption price per share of
  Class A shares ($100,159,790 [divided by] 8,411,894
  shares of beneficial interest)  ....................          $11.91
                                                          =============
Maximum Offering Price per share of Class A shares
  ($11.91 [divided by] .955)   .......................          $12.47
                                                          =============
Net Asset Value and offering price per share of
  Class B shares ($349,693,160 [divided by] 30,283,268
  shares of beneficial interest)*  ...................          $11.55
                                                          =============
Net Asset Value, offering price and redemption price
  per share of Class C shares ($31,160,127 [divided by]
  2,581,270 shares of beneficial interest)   .........          $12.07
                                                          =============
Net Asset Value and offering price per share of
  Class D shares ($161,537,041 [divided by] 13,966,295
  shares of beneficial interest)*   ..................          $11.57
                                                          =============

-------------------------------------

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1997 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $90   ...............   $     1,510,085
Interest   .............................................         1,478,744
                                                            ---------------
                                                                 2,988,829
Expenses
Management fee (Note 2)   ..............................         2,661,334
Transfer agent and shareholder services (Note 2)  ......           485,993
Service fee--Class A (Note 4)   ........................           140,251
Distribution and service fees--Class B (Note 4)   ......         1,905,684
Distribution and service fees--Class D (Note 4)   ......           914,277
Custodian fee    .......................................            91,898
Registration fees   ....................................            75,738
Reports to shareholders   ..............................            44,181
Trustees' fees (Note 2)   ..............................            14,611
Audit fee  .............................................            12,750
Legal fees    ..........................................             7,125
Miscellaneous    .......................................            11,964
                                                            ---------------
                                                                 6,365,806
                                                            ---------------
Net investment loss    .................................        (3,376,977)
                                                            ---------------
Realized and Unrealized Gain (Loss)
  on Investments
Net realized gain on investments (Notes 1 and 3)  ......        37,512,704
Net unrealized depreciation of investments  ............      (136,824,687)
                                                            ---------------
Net loss on investments   ..............................       (99,311,983)
                                                            ---------------
Net decrease in net assets resulting from operations       $  (102,688,960)
                                                            ===============

---------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------
                                    Six months ended
                                     March 31, 1997        Year ended
                                       (Unaudited)     September 30, 1996
                                    ------------------ -------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss    ............   $   (3,376,977)     $  (5,102,129)
Net realized gain (loss) on
  investments*   ..................       37,512,704         (2,073,183)
Net unrealized appreciation
  (depreciation) of investments  .      (136,824,687)        70,731,585
                                      --------------      -------------
Net increase (decrease) resulting
  from operations   ...............     (102,688,960)        63,556,273
                                      --------------      -------------
Distribution from net realized gains:
 Class A   ........................               --         (4,170,914)
 Class B   ........................               --        (15,632,187)
 Class C   ........................               --         (3,556,781)
 Class D   ........................               --         (7,349,181)
                                      --------------      -------------
                                                  --        (30,709,063)
                                      --------------      -------------
Net increase from fund share
  transactions (Note 6)   .........       18,939,344        291,406,436
                                      --------------      -------------
Total increase (decrease) in
  net assets  .....................      (83,749,616)       324,253,646
Net Assets
Beginning of period    ............      726,299,734        402,046,088
                                      --------------      -------------
End of period    ..................   $  642,550,118      $ 726,299,734
                                      ==============      =============
* Net realized gain (loss) for
  Federal income tax purposes
  (Note 1)    .....................   $   37,007,317      $    (928,280)
                                      ==============      =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1997

Note 1

State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds:
State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to seek maximum capital appreciation by investing primarily in common stocks of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At September 30, 1996, the Fund had a capital loss carryforward of $928,280 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on September 30, 2004.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1995 through September 30, 1996, the Fund incurred net capital losses of approximately $356,000 and intends to defer and treat such losses as arising in the fiscal year ended September 30, 1997.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees equal to 1/16 of 1% (3/4 of 1% on an annual basis) of average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1997, the fees pursuant to such agreement amounted to $2,661,334.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended March 31, 1997, the amount of such expenses was $311,512.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,611 during the six months ended March 31, 1997.

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 3

For the six months ended March 31, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $1,102,556,611 and $1,094,515,722, respectively.

Note 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1997, fees pursuant to such plan amounted to $140,251, $1,905,684 and $914,277 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $57,363 and $191,103, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $582,174 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $310,250 and $19,984 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                            Six months ended
                                                                             March 31, 1997
                                                                              (Unaudited)
                                                                    ---------------------------------
Class A                                                                 Shares          Amount
------------------------------------------------------------------- --------------- ----------------
Shares sold  ......................................................      2,764,093    $  36,485,325
Issued upon reinvestment of distribution from net realized gains             --             --
Shares repurchased    .............................................     (2,653,130)     (34,762,588)
                                                                      ------------     -------------
Net increase    ...................................................        110,963    $   1,722,737
                                                                      ============     =============
Class B                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      --------
Shares sold  ......................................................      4,397,661    $  56,599,013
Issued upon reinvestment of distribution from net realized gains             --             --
Shares repurchased    .............................................     (2,987,294)     (38,044,700)
                                                                      ------------     -------------
Net increase    ...................................................      1,410,367    $  18,554,313
                                                                      ============     =============
Class C                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      --------
Shares sold  ......................................................        340,607    $   4,569,416
Issued upon reinvestment of distribution from net realized gains             --             --
Shares repurchased    .............................................       (258,449)      (3,459,321)
                                                                      ------------     -------------
Net increase (decrease)  ..........................................         82,158    $   1,110,095
                                                                      ============     =============
Class D                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      --------
Shares sold  ......................................................      1,924,100    $  24,819,589
Issued upon reinvestment of distribution from net realized gains             --             --
Shares repurchased    .............................................     (2,138,180)     (27,267,390)
                                                                      ------------     -------------
Net increase (decrease)  ..........................................       (214,080)   $  (2,447,801)
                                                                      ============     =============



                                                                                Year ended
                                                                            September 30, 1996
                                                                    ---------------------------------
Class A                                                                 Shares          Amount
------------------------------------------------------------------- --------------- -----------------
Shares sold  ......................................................      4,999,832    $   62,467,171
Issued upon reinvestment of distribution from net realized gains           302,993         3,738,939
Shares repurchased    .............................................     (1,085,442)      (13,577,652)
                                                                      ------------     --------------
Net increase    ...................................................      4,217,383    $   52,628,458
                                                                      ============     ==============
Class B                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      ---------
Shares sold  ......................................................     14,984,596    $  183,598,870
Issued upon reinvestment of distribution from net realized gains         1,171,523        14,187,153
Shares repurchased    .............................................     (2,587,886)      (31,537,100)
                                                                      ------------     --------------
Net increase    ...................................................     13,568,233    $  166,248,923
                                                                      ============     ==============
Class C                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      ---------
Shares sold  ......................................................        822,474    $   10,670,766
Issued upon reinvestment of distribution from net realized gains           267,147         3,331,325
Shares repurchased    .............................................     (2,072,769)      (26,820,873)
                                                                      ------------     --------------
Net increase (decrease)  ..........................................       (983,148)   $  (12,818,782)
                                                                      ============     ==============
Class D                                                                  Shares          Amount
-------------------------------------------------------------------    -----------      ---------
Shares sold  ......................................................      7,893,265    $   96,528,582
Issued upon reinvestment of distribution from net realized gains           561,501         6,811,002
Shares repurchased    .............................................     (1,469,595)      (17,991,747)
                                                                      ------------     --------------
Net increase (decrease)  ..........................................      6,985,171    $   85,347,837
                                                                      ============     ==============

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          Class A
                              -----------------------------------------------------------------------------------------------------
                                    Six months ended
                                     March 31, 1997                                 Year ended September 30
                                                             ----------------------------------------------------------------------
                                      (Unaudited)*               1996*            1995*            1994            1993**
                              -----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                               $ 13.76              $  13.53          $   9.92        $  10.43         $   8.03
Net investment loss                        (0.02)                (0.05)            (0.04)          (0.04)           (0.03)
Net realized and unrealized
 gain (loss) on investments                (1.83)                 1.30              3.69            0.28             2.43
                                         ----------             ---------        --------        --------        ----------
  Total from investment
   operations                              (1.85)                 1.25              3.65            0.24             2.40
                                         ----------             ---------        --------        --------        ----------
Distributions from net
 realized gains                              --                  (1.02)            (0.04)          (0.75)            --
                                         ----------             ---------        --------        --------        ----------
  Total distributions                        --                  (1.02)            (0.04)          (0.75)            --
                                         ----------             ---------        --------        --------        ----------
Net asset value, end of
 period                                  $ 11.91              $  13.76          $  13.53        $   9.92         $  10.43
                                         ==========             =========        ========        ========        ==========
Total return                              (13.52)%[dbldag]       10.12  %[dag]     36.95%[dag]      2.51%[dag]      24.61%[dbldag]
Net assets at end of period
 (000s)                                 $100,160            $  114,247          $ 55,250        $ 19,891         $  7,251
Ratio of operating expenses
 to average net assets                      1.21  %[dbldag]       1.26  %           1.33%           1.41%            2.43%[dbldag]
Ratio of net investment loss
 to average net assets                     (0.37)%[dbldag]       (0.39)%           (0.34)%         (0.55)%          (1.43)%[dbldag]
Portfolio turnover rate                   164.20  %             215.07  %         214.59%         167.08%          129.57%
Average commission rate@              $   0.0333            $   0.0278               --              --               --



                                                                          Class B
                              -----------------------------------------------------------------------------------------------------
                                    Six months ended
                                     March 31, 1997                               Year ended September 30
                                                             ----------------------------------------------------------------------
                                      (Unaudited)*               1996*           1995*             1994            1993***
                              -----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                           $ 13.40                $  13.29           $  9.82          $  10.40         $   8.68
Net investment loss                    (0.07)                  (0.14)            (0.12)            (0.08)           (0.04)
Net realized and unrealized
 gain (loss) on investments            (1.78)                   1.27              3.63              0.25             1.76
                                     ----------              ---------          ---------         --------        ----------
  Total from investment
   operations                          (1.85)                   1.13              3.51              0.17             1.72
                                     ----------              ---------          ---------         --------        ----------
Distributions from net
 realized gains                          --                    (1.02)            (0.04)            (0.75)             --
                                     ----------              ---------          ---------         --------        ----------
  Total distributions                    --                    (1.02)            (0.04)            (0.75)             --
                                     ----------              ---------          ---------         --------        ----------
Net asset value, end of
 period                              $ 11.55                $  13.40          $  13.29           $  9.82         $  10.40
                                     ==========              =========          =========         ========        ==========
Total return                          (13.88)%[dbldag]          9.33  %[dag]     35.90%[dag]        1.79%[dag]      19.82%[dbldag]
Net assets at end of period
 (000s)                             $349,693              $  386,899         $ 203,446         $  73,354         $ 16,044
Ratio of operating expenses
 to average net assets                  1.96  %[dbldag]         2.01  %           2.08%             2.16%            3.16%[dbldag]
Ratio of net investment loss
 to average net assets                 (1.12)%[dbldag]         (1.13)%           (1.10)%           (1.28)%          (2.15)%[dbldag]
Portfolio turnover rate               164.20  %               215.07  %         214.59%           167.08%          129.57%
Average commission rate@          $   0.0333              $   0.0278               --                --               --


                                                               Class C
                              -----------------------------------------------------------------------------------------------------
                              Six months ended
                              March 31, 1997                                  Year ended September 30
                                                             ----------------------------------------------------------------------
                               (Unaudited)*              1996*            1995*           1994           1993           1992
                              -----------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $ 13.94                $ 13.66          $   9.99        $  10.46      $   7.96       $   7.74
Net investment loss              (0.01)                 (0.01)            (0.01)          (0.03)        (0.06)         (0.06)
Net realized and unrealized
 gain (loss) on investments      (1.86)                  1.31              3.72            0.31          3.90           0.63
                               ----------              --------         --------        --------      --------       ---------
  Total from investment
   operations                    (1.87)                  1.30              3.71            0.28          3.84           0.57
                               ----------              --------         --------        --------      --------       ---------
Distributions from net
 realized gains                    --                   (1.02)            (0.04)          (0.75)        (1.34)         (0.35)
                               ----------              --------         --------        --------      --------       ---------
  Total distributions              --                   (1.02)            (0.04)          (0.75)        (1.34)         (0.35)
                               ----------              --------         --------        --------      --------       ---------
Net asset value, end of
 period                        $ 12.07               $  13.94          $  13.66        $   9.99      $  10.46       $   7.96
                               ==========             =========         ========        ========      ========       =========
Total return                    (13.41)%[dagdag]        10.41  %[dag]     37.30%[dag]      2.91%[dag]   55.46%[dag]     7.34%[dag]
Net assets at end of period
 (000s)                       $ 31,160             $   34,835          $ 47,553        $ 23,967      $ 18,342       $ 11,654
Ratio of operating expenses
 to average net assets            0.96  %[dbldag]        1.01  %           1.08%           1.16%         2.11%          1.54%
Ratio of net investment loss
 to average net assets           (0.12)%[dbldag]        (0.08)%           (0.07)%         (0.32)%       (1.30)%        (0.86)%
Portfolio turnover rate         164.20  %              215.07  %         214.59%         167.08%       129.57%        124.94%
Average commission rate@    $   0.0333             $   0.0278               --              --            --             --



                                                               Class D
                              -----------------------------------------------------------------------------------------------------
                              Six months ended
                              March 31, 1997                                  Year ended September 30
                                                             ----------------------------------------------------------------------
                               (Unaudited)*                1996*           1995*           1994                1993***
                              -----------------------------------------------------------------------------------------------------


Net asset value, beginning
 of period                       $ 13.42                $  13.31        $   9.83       $  10.39            $   8.68
Net investment loss                (0.07)                  (0.14)          (0.12)         (0.09)              (0.04)
Net realized and unrealized
 gain (loss) on investments        (1.78)                   1.27            3.64           0.28                1.75
                                 ----------               ---------       --------       --------           ----------
  Total from investment
   operations                      (1.85)                   1.13            3.52           0.19                1.71
                                 ----------               ---------       --------       --------           ----------
Distributions from net
 realized gains                      --                    (1.02)          (0.04)         (0.75)                --
                                 ----------               ---------       --------       --------           ----------
  Total distributions                --                    (1.02)          (0.04)         (0.75)                --
                                 ----------               ---------       --------       --------           ----------
Net asset value, end of
 period                          $ 11.57                $  13.42        $  13.31       $   9.83            $  10.39
                                 ==========               =========       ========       ========           ==========
Total return                      (13.86)%[dagdag]          9.23  %[dag]   36.07%[dag]     2.00%[dag]         19.70%[dagdag]
Net assets at end of period
 (000s)                         $161,537              $  190,319        $ 95,797       $ 37,783            $  5,011
Ratio of operating expenses
 to average net assets              1.96  %[dbldag]         2.01  %         2.08%          2.16%               3.16%[dbldag]
Ratio of net investment loss
 to average net assets             (1.12)%[dbldag]         (1.13)%         (1.09)%        (1.28)%             (2.16)%[dbldag]
Portfolio turnover rate           164.20  %               215.07  %       214.59%        167.08%             129.57%
Average commission rate@      $   0.0333              $   0.0278            --             --                  --

--------------------------------------------------------------------------------
[dbldag] Annualized

       * Per-share figures have been calculated using the average shares method.

      ** February 17, 1993 (commencement of share class designations) to September 30, 1993.

     *** March 15, 1993 (commencement of share class designations) to September 30, 1993.

   [dag] Total return figures do not reflect any front-end or contingent deferred sales charges.

[dagdag] Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

       @ For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH CAPITAL FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Capital Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111



Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Michael T. Carmen
Vice President

Rudolph K. Kluiber
Vice President

Frederick R. Kobrick
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary
Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
 Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

                                  [BACK COVER]
                                                          ---------------------
State Street Research Capital Fund                           Bulk Rate
One Financial Center                                         U.S. Postage
Boston, MA 02111                                             PAID
                                                             Brockton, MA
                                                             Permit No. 600
                                                          ---------------------





Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[STATE STREET LOGO]

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Capital fund prospectus. When used after June 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide

CONTROL NUMBER: 3507-961122 (698)SSR-LD

Cover Illustration by Dorothy Cullinan                        CF-593D-597IBS

[FRONT COVER]

[STATE STREET LOGO]

STATE STREET RESEARCH
EMERGING GROWTH FUND

Semiannual Report

March 31, 1997

[Graphic illustration: person climbing steps toward stars]

What's Inside

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements


-----------------------------
 [Graphic: Dalbar Key logo]
     Dalbar Key Honors
       Commitment To:
         Investors
           1996)
-----------------------------
       For Excellence
             in
    Shareholder Service

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first quarter of 1997, exceeding expectations.

[bullet] Consumer spending and industrial output steadily advanced during the six months ended March 31, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

[bullet] The Federal Reserve raised interest rates by one-quarter point in March.

The Markets

[bullet] The Fed's tightening predictably had an effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for all sectors but the high-yield area. As the first quarter ended, the stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction.

[bullet] The S&P 500 was up +11.24% for the six-month period. Small stocks severely lagged the performance of larger stocks, as shown by the Russell 2000 Index, which lost -0.24%.(1)

[bullet] Bond performance lost momentum in the fourth quarter of 1996 but still offered positive returns for the six months. The Lehman Brothers Aggregate Bond Index gained +2.42% during the period.(1)

THE FUND

Over The Past Six Months

[bullet] For the six months ended March 31, 1997, Class A shares of Emerging
         Growth Fund (formerly Small Capitalization Growth Fund) returned -0.70% (does not reflect sales charge).(2) The Fund outperformed the average six-month return for the 425 fund classes in Lipper Analytical Services' Small Cap Funds category, which was -4.65% (does not reflect sales charge).

[bullet] The Fund's performance was hurt by a risk-averse market that favored large-company stocks at the expense of growth-oriented small-company stocks--the type Emerging Growth Fund mainly invests in.

[bullet] Michael Carmen took over as portfolio manager of the Fund in December
         1996.

Current Strategy

[bullet] We are keeping with our strategy of evaluating stocks on an individual basis, looking for growth at good valuations and strong company management.

[bullet] We are adding to our science and technology holdings and paring back in the basic industries areas.

[bullet] We are taking advantage of the lower valuations created by recent market corrections and staying diversified.

March 31, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Government/Corporate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) -1.09% for Class B shares; -0.70% for Class C shares; -1.09% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1994, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. Fund performance results are increased by the voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows results without subsidization. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.


Because the Fund invests in emerging growth and special situation companies, an investment in the Fund may involve greater-than-average risk and above-average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

SEC Average Annual Compound Rates Of Return
(at maximum applicable sales charge) [3,4]

             Life of Fund
            (since 10/4/93)            1 year
-------------------------------------------------
Class A     +3.43%/+2.94%           +9.31%/+8.91%
-------------------------------------------------
Class B     +3.32%/+2.81%           +8.64%/+8.22%
-------------------------------------------------
Class C     +5.10%/+4.58%         +14.64%/+14.22%
-------------------------------------------------
Class D     +4.07%/+3.57%         +12.54%/+12.11%
=================================================

Cumulative Total Returns
(do not reflect sales charge) [3,5]

             Life of Fund
            (since 10/4/93)            1 year
-------------------------------------------------
Class A     +17.81%/+15.88%     +14.46%/+14.04%
-------------------------------------------------
Class B     +15.07%/+13.16%     +13.64%/+13.22%
-------------------------------------------------
Class C     +18.96%/+16.92%     +14.64%/+14.22%
-------------------------------------------------
Class D     +14.96%/+13.05%     +13.54%/+13.11%
=================================================

Top 10 Holdings
(by percentage of net assets)

 1   Cooper Companies   Health care                         5.1%

 2   Caribiner   Corporate communications                   4.8%

 3   Applied Graphics
       Technologies    Computer software                    3.5%

 4   U.S. Office Products    Office products                2.9%

 5   Whittman-hart    Information technology                2.8%

 6   Action Performance    Collectibles                     2.6%

 7   Kenneth Cole Productions    Footwear                   2.0%

 8   Men's Wearhouse    Retail apparel                      1.8%

 9   Ames    Department stores                              1.7%

10   Sanmina    Electronic circuit boards                   1.7%

These securities represent an aggregate of 28.9% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

Business Service                     16.8%

Computer Software                    11.4%

Retail                               10.4%

Electronic
Components                            7.6%

Textile And Apparel                   6.9%

Total: 53.1%

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

                                                              Value
                                               Shares       (Note 1)
COMMON STOCKS 99.6%
Basic Industries 4.7%
Diversified 1.4%
Vitro SA ADR*  .............................. 100,000     $   737,500
                                                          -----------
Electronic Equipment 1.3%
Aavid Thermal Technologies Inc.*    .........  60,000         705,000
                                                          -----------
Machinery 1.1%
US Filter Corp.*  ...........................  18,400         568,100
                                                          -----------
Metal & Mining 0.9%
ASARCO Inc.    ..............................   8,900         250,312
Chicago Bridge & Iron Co. NV*    ............  10,900         193,475
                                                          -----------
                                                              443,787
                                                          -----------
Total Basic Industries   ............................       2,454,387
                                                          -----------
Consumer Cyclical 29.8%
Automotive 1.3%
Lear Corp.*    ..............................   9,000         300,375
Team Rental Group, Inc. Cl. A*   ............  20,000         420,000
                                                          -----------
                                                              720,375
                                                          -----------
Building 0.5%
American HomeStar Corp.*   ..................  15,000         262,500
                                                          -----------
Hotel & Restaurant 5.2%
Extended Stay America Inc.*[dbldag]    ......  35,300         522,881
Fine Host Corp.*  ...........................  34,400         808,400
Interstate Hotels Co.*  .....................  18,300         516,975
Lone Star Steakhouse & Saloon Inc.*    ......  10,700         244,763
Station Casinos Inc.*   .....................  50,000         406,250
Trump Hotels & Casino Resorts Inc.*    ......  29,200         262,800
                                                          -----------
                                                            2,762,069
                                                          -----------
Recreation 5.5%
Action Performance Companies Inc.*  .........  70,000       1,365,000
HSN Inc.*   .................................  30,000         761,250
LIN Television Corp.*   .....................  15,000         543,750
Petco Animal Supplies Inc.*   ...............   9,200         216,200
                                                          ------------
                                                            2,886,200
                                                          -----------
Retail Trade 10.4%
Abercrombie & Fitch Co. Cl. A*   ............  33,200         506,300
Ames Department Stores Inc.*  ............... 100,000         912,500
Blyth Industries Inc.*  .....................  15,000         541,875
Guitar Center Inc.*  ........................   3,500          56,000
Jones Apparel Group Inc.*  ..................  20,000         742,500
Just For Feet Inc.*  ........................  38,400         662,400
Linens 'n Things Inc.*  .....................  10,200         238,425

                                                              Value
                                               Shares       (Note 1)
                                              ---------   ------------
Retail Trade (cont'd)
Loehmann's, Inc.*    ........................  15,000     $   262,500
RDO Equipment Co. Cl. A*   ..................  42,400         742,000
Sunglass Hut International Inc.*    .........  41,100         287,700
WinsLoew Furniture Inc.*   ..................  60,000         525,000
                                                          -----------
                                                            5,477,200
                                                          -----------
Textile & Apparel 6.9%
Ashworth Inc.*    ...........................  80,400         643,200
Kenneth Cole Productions Inc. Cl. A*   ......  50,000       1,050,000
Men's Wearhouse, Inc.*  .....................  35,000         962,500
Nautica Enterprises Inc.*  ..................   7,400         185,925
Tommy Hilfiger Corp.*   .....................  15,200         794,200
                                                          -----------
                                                            3,635,825
                                                          -----------
Total Consumer Cyclical .............................      15,744,169
                                                          -----------
Consumer Staple 31.3%
Business Service 16.8%
ABR Information Services Inc.*   ............  15,500         279,000
Apollo Group Inc. Cl. A*   ..................  20,000         490,000
Aspect Telecommunications Corp.*    .........  29,400         573,300
Caribiner International Inc.*    ............  54,400       2,543,200
Cognos Inc.*   ..............................  15,900         413,400
Data Processing Resources Corp.*    .........  30,900         579,375
Education Management Corp.*   ...............  22,900         520,975
Hvide Marine Inc. Cl. A*   ..................  24,000         546,000
Philip Environmental Inc.*    ...............  50,200         759,275
Precision Response Corp.*  ..................  26,400         623,700
U.S. Office Products Co.*  ..................  62,100       1,536,975
                                                          -----------
                                                            8,865,200
                                                          -----------
Drug 0.8%
Cephalon Inc.*    ...........................  20,000         420,000
                                                          -----------
Food & Beverage 0.9%
Prosource Inc. Cl. A*   .....................  40,000         450,000
                                                          -----------
Hospital Supply 4.9%
Maxicare Health Plans Inc.*   ...............  25,000         628,125
Micro Therapeutics Inc.*   ..................  50,000         356,250
Patient Infosystems Inc.*  ..................  50,000         343,750
Sierra Health Services Inc.*  ...............  20,000         507,500
Trigon Healthcare Inc.*    ..................  42,000         740,250
                                                          -----------
                                                            2,575,875
                                                           -----------
Personal Care 5.1%
Cooper Companies Inc.   ..................... 132,900       2,691,225
                                                          -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                              Value
                                               Shares       (Note 1)
                                              ---------   ------------
Printing & Publishing 2.1%
Hollinger International, Inc. Cl. A*   ......... 52,400     $  478,150
Valassis Communications Inc.  .................. 29,300        655,587
                                                           -----------
                                                             1,133,737
                                                           -----------
Tobacco 0.7%
Swisher International Group Inc. Cl. A*   ...... 25,300        370,013
                                                           -----------
Total Consumer Staple   ...............................     16,506,050
                                                           -----------
Energy 6.0%
Oil 3.3%
Abacan Resource Corp.*  ........................ 48,800        384,300
Barrett Resources Corp.*   .....................  7,900        236,012
Flores & Rucks Inc.*    ........................ 13,200        534,600
United Meridian Corp.*  ........................ 20,000        602,500
                                                           -----------
                                                             1,757,412
                                                           -----------
Oil Service 2.7%
Cliffs Drilling Co.*    ........................ 14,500        860,938
Marine Drilling Companies, Inc.*    ............ 30,000        532,500
                                                           -----------
                                                             1,393,438
                                                           -----------
Total Energy   .......................................       3,150,850
                                                           -----------
Finance 8.8%
Bank 4.0%
Bank United Corp. Cl. A*   ..................... 17,600        519,200
Commercial Federal Corp.   ..................... 22,500        759,375
North Fork Bancorporation Inc.*  ............... 10,400        375,700
Sovereign Bancorp Inc.*    ..................... 41,160        493,920
                                                           -----------
                                                             2,148,195
                                                           -----------
Financial Service 2.1%
Beacon Properties Corp.    ..................... 19,500        645,938
Medallion Financial Corp.*    .................. 15,000        271,875
MoneyGram Payment Systems Inc.*  ............... 21,200        174,900
                                                           -----------
                                                             1,092,713
                                                           -----------
Insurance 2.7%
Chartwell Re Corp.*  ........................... 19,400        531,075
Delphi Financial Group Inc. Cl. A*  ............ 12,600        418,950
Mutual Risk Management Ltd.   .................. 13,266        480,892
                                                           -----------
                                                             1,430,917
                                                           -----------
Total Finance  ........................................      4,671,825
                                                           -----------

                                                              Value
                                                 Shares     (Note 1)
                                                --------   -----------
Science & Technology 19.0%
Computer Software & Service 11.4%
Applied Graphics Technologies, Inc.*   ......... 51,500     $1,821,812
Geoworks*   .................................... 20,000        132,500
McAfee Associates Inc.*    .....................  2,600        115,050
P-COM, Inc.*   ................................. 14,500        377,000
Pure Atria Corp.*    ........................... 40,000        682,500
Quickturn Design Systems Inc.*   ............... 40,000        640,000
Westell Technologies, Inc. Cl. A*   ............ 25,000        334,375
Whittman-Hart Inc.*  ........................... 69,000      1,466,250
Wonderware Corp.*    ........................... 45,500        443,625
                                                           -----------
                                                             6,013,112
                                                           -----------
Electronic Components 7.6%
Actel Corp.*   ................................. 19,900        432,825
CHS Electronics Inc.*   ........................ 35,000        713,125
Cymer Inc.*    ................................. 10,600        380,275
Kulicke & Soffa Industries Inc.*    ............ 18,200        384,475
NeoMagic Corp.*   ..............................  2,000         25,250
Pairgain Technologies Inc.*   .................. 20,100        595,463
Sanmina Corp.*    .............................. 20,000        895,000
SBS Technologies Inc.*  ........................ 40,000        610,000
                                                           -----------
                                                             4,036,413
                                                           -----------
Total Science & Technology ............................     10,049,525
                                                           -----------
Utility 0.0%
Telephone 0.0%
NACT Telecommunications Inc.*    ...............  1,700          9,988
                                                           -----------
Total Utility  ........................................          9,988
                                                           -----------
Total Common Stocks (Cost $51,215,695) ................     52,586,794
                                                           -----------

----------------------------------------------------------------------
                                Principal    Maturity
                                  Amount       Date
----------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 1.0%
American Express Credit Corp.,
  6.00%   ..................... $521,000    4/02/1997         521,000
                                                         ------------
Total Short-Term Obligations (Cost $521,000)............      521,000
                                                         ------------
Total Investments (Cost $51,736,695)--100.6%............   53,107,794
Cash and Other Assets, Less Liabilities--(0.6%) ........     (308,654)
                                                         ------------
Net Assets--100.0%  .................................... $ 52,799,140
                                                         ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

Federal Income Tax Information:

At March 31, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $51,736,870 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ......................................................  $  5,025,709
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value  ...................................................    (3,654,785)
                                                                   ------------
                                                                   $  1,370,924
                                                                   ============

--------------------------------------------------------------------------------

* Nonincome-producing securities

ADR stands for American Depository Receipt, representing ownership of foreign securities.

[dbldag] Security restricted as to public resale. The total cost and market value of restricted securities owned at March 31, 1997 were $622,163 and $522,881 (0.99% of net assets), respectively.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

Assets
Investments, at value (Cost $51,736,695) (Note 1)  ......   $53,107,794
Cash  ...................................................       100,421
Receivable for securities sold   ........................     1,310,921
Receivable for fund shares sold  ........................       149,556
Receivable from Distributor (Note 3)   ..................        35,991
Dividends and interest receivable   .....................         6,902
Deferred organization costs and other assets (Note 1)            12,036
                                                            ------------
                                                             54,723,621
Liabilities
Payable for securities purchased ........................     1,634,849
Payable for fund shares redeemed    .....................        99,649
Accrued transfer agent and shareholder services
  (Note 2)  .............................................        77,933
Accrued management fee (Note 2)  ........................        32,019
Accrued distribution and service fees (Note 5)  .........        26,418
Accrued trustees' fees (Note 2)  ........................         6,733
Other accrued expenses  .................................        46,880
                                                            ------------
                                                              1,924,481
                                                            ------------
Net Assets                                                  $52,799,140
                                                            ============
Net Assets consist of:
 Unrealized appreciation of investments   ...............   $ 1,371,099
 Accumulated net realized gain   ........................     7,318,227
 Shares of beneficial interest   ........................    44,109,814
                                                            ------------
                                                            $52,799,140
                                                            ============
Net Asset Value and redemption price per share of
  Class A shares ($20,591,208 [divided by] 1,977,057
  shares of beneficial interest)........................         $10.42
                                                                 ======
Maximum Offering Price per share of Class A shares
  ($10.42 [divided by] .955)..............................       $10.91
                                                                 ======
Net Asset Value and offering price per share of
  Class B shares ($23,407,773 [divided by] 2,304,652
  shares of beneficial interest)* .......................        $10.16
                                                                 ======
Net Asset Value, offering price and redemption price
  per share of Class C shares ($4,691,811 [divided by]
  445,508 shares of beneficial interest) ................        $10.53
                                                                 ======
Net Asset Value and offering price per share of
  Class D shares ($4,108,348 [divided by] 404,703 shares
  of beneficial interest)* ..............................        $10.15
                                                                 ======

--------------------------------------------------------------------------------

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1997 (Unaudited)

Investment Income
Interest  ..........................................    $    83,107
Dividends    .......................................         70,317
                                                        -----------
                                                            153,424
Expenses
Management fee (Note 2)  ...........................        212,424
Transfer agent and shareholder services (Note 2)             83,031
Custodian fee   ....................................         58,166
Service fee-Class A (Note 5)   .....................         24,893
Distribution and service fees-Class B (Note 5)   ...        116,595
Distribution and service fees-Class D (Note 5)   ...         21,356
Reports to shareholders  ...........................         21,125
Registration fees  .................................         18,850
Audit fee    .......................................          9,875
Trustees' fees (Note 2)  ...........................          6,316
Amortization of organization costs (Note 1)   ......          3,239
Legal fees   .......................................          2,227
Miscellaneous   ....................................          5,344
                                                        -----------
                                                            583,441
Expenses borne by the Distributor (Note 3)    ......       (107,922)
                                                        -----------
                                                            475,519
                                                        -----------
Net investment loss   ..............................       (322,095)
                                                        -----------
Realized and Unrealized Gain (Loss)
  on Investments
Net realized gain on investments (Notes 1 and 3) ...      7,705,196
Net unrealized depreciation of investments    ......     (7,605,997)
                                                        -----------
Net gain on investments  ...........................         99,199
                                                        -----------
Net decrease in net assets resulting from
  operations    ....................................    $  (222,896)
                                                        ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  Six months ended
                                   March 31, 1997         Year ended
                                     (Unaudited)      September 30, 1996
                                  ------------------  -------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss  ............     $   (322,095)      $    (749,639)
Net realized gain on
  investments*    ...............        7,705,196          11,088,837
Net unrealized depreciation of
  investments  ..................       (7,605,997)         (2,000,953)
                                      ------------       -------------
Net increase (decrease)
  resulting from operations   ...         (222,896)          8,338,245
                                      ------------       -------------
Distribution from net realized
  gains:
 Class A    .....................       (1,462,798)                 --
 Class B    .....................       (1,761,067)                 --
 Class C    .....................       (1,026,873)                 --
 Class D    .....................         (320,673)                 --
                                      ------------       -------------
                                        (4,571,411)                 --
                                      ------------       -------------
Net decrease from fund share
  transactions (Note 6)    ......       (3,666,364)        (14,818,177)
                                      ------------       -------------
Total decrease in net assets.....       (8,460,671)         (6,479,932)

Net Assets
Beginning of period  ............       61,259,811          67,739,743
                                      ------------       -------------
End of period  ..................     $ 52,799,140       $  61,259,811
                                      ============       =============
* Net realized gain for
 Federal income tax purposes
 (Note 1)   .....................     $  7,697,060       $   7,630,937
                                      ============       =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1997

Note 1

State Street Research Emerging Growth Fund, formerly State Street Research Small Capitalization Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Emerging Growth Fund, State Street Research Capital Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to provide growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of emerging growth and small capitalization companies.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments In Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees equal to 1/16 of 1% (3/4 of 1% on an annual basis) of average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1997, the fees pursuant to such agreement amounted to $212,424.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 1997, the amount of such shareholder servicing and account maintenance expenses was $24,027.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,316 during the six months ended March 31, 1997.

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended March 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $107,922.

Note 4

For the six months ended March 31, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $93,522,514 and $96,802,799, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1997, fees pursuant to such plan amounted to $24,893, $116,595 and $21,356 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $3,146 and $14,885, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $23,572 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $26,897 and $50 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At March 31, 1997, the Adviser owned one Class C share of the Fund.

Share transactions were as follows:

                                                                         Six months ended
                                                                          March 31, 1997                  Year ended
                                                                            (Unaudited)               September 30, 1996
                                                                   ----------------------------- ------------------------------
Class A                                                               Shares          Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold    ...................................................      242,303    $   2,684,143      163,674    $   1,606,790
Issued upon reinvestment of distribution from net realized gains        133,558        1,418,423           --               --
Shares redeemed   ................................................     (146,146)      (1,614,966)    (632,394)      (6,137,327)
                                                                   ------------     ------------   ----------     -------------
Net increase (decrease) ..........................................      229,715    $   2,487,600     (468,720)   $  (4,530,537)
                                                                   ============     ============   ==========     =============

Class B                                                               Shares         Amount          Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold    ...................................................      216,404    $   2,328,572       84,647    $     831,719
Issued upon reinvestment of distribution from net realized gains        157,306        1,632,835           --               --
Shares redeemed   ................................................     (198,812)      (2,149,700)    (721,298)      (6,831,042)
                                                                   ------------     ------------   ----------     -------------
Net increase (decrease) ..........................................      174,898    $   1,811,707     (636,651)   $  (5,999,323)
                                                                   ============     ============   ==========     =============

Class C                                                               Shares         Amount          Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold    ...................................................      195,856    $   2,206,558      490,032    $   5,072,988
Issued upon reinvestment of distribution from net realized gains         95,612        1,026,868           --               --
Shares redeemed   ................................................   (1,009,650)     (11,172,770)    (593,777)      (5,912,012)
                                                                   ------------     ------------   ----------     -------------
Net decrease   ...................................................     (718,182)   $  (7,939,344)    (103,745)   $    (839,024)
                                                                   ============     ============   ==========     =============

Class D                                                               Shares         Amount          Shares         Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold    ...................................................       26,987    $     287,641       14,475    $     143,867
Issued upon reinvestment of distribution from net realized gains         29,013          300,866           --               --
Shares redeemed   ................................................      (56,832)        (614,834)    (380,626)      (3,593,160)
                                                                   ------------     ------------   ----------     -------------
Net decrease   ...................................................         (832)   $     (26,327)    (366,151)   $  (3,449,293)
                                                                   ============     ============   ==========     =============

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                   Class A
                                              -----------------------------------------------------------------------------------
                                                   Six months ended                      Year ended September 30
                                                                          -------------------------------------------------------
                                                    March 31, 1997
                                                   (Unaudited)****          1996****      1995****             1994**
                                                   ----------------         --------      --------            --------
Net asset value, beginning of period                $ 11.33                 $  9.69       $  8.56             $  9.45
Net investment loss*                                  (0.04)                  (0.09)        (0.08)              (0.02)
Net realized and unrealized gain (loss) on
 investments                                          (0.02)                   1.73          1.21               (0.87)
                                                    -------                 -------       -------             -------
 Total from investment operations                     (0.06)                   1.64          1.13               (0.89)
                                                    -------                 -------       -------             -------
Distribution from net realized gains                  (0.85)                    --            --                  --
                                                    -------                 -------       -------             -------
 Total distributions                                  (0.85)                    --            --                  --
                                                    -------                 -------       -------             -------
Net asset value, end of period                      $ 10.42                 $ 11.33       $  9.69             $  8.56
                                                    =======                 =======       =======             =======
Total return                                          (0.70)%++               16.92%+       13.20%+             (9.42)%++
Net assets at end of period (000s)                  $20,591                 $19,791       $21,480             $21,986
Ratio of operating expenses to average net
 assets*                                               1.35%[dbldag]           1.35%         1.35%               1.35%[dbldag]
Ratio of net investment loss to average net
 assets*                                              (0.80)%[dbldag]         (0.96)%       (0.93)%             (0.58)%[dbldag]
Portfolio turnover rate                              169.85%                 155.85%       178.60%              83.61%
Average commission rate@                            $0.0202                 $0.0159           --                  --
 *Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3).        $0.02                   $0.04         $  0.06             $  0.02



                                                                                   Class B
                                              -----------------------------------------------------------------------------------
                                                   Six months ended                      Year ended September 30
                                                                          -------------------------------------------------------
                                                    March 31, 1997
                                                   (Unaudited)****          1996****      1995****             1994**
                                                   ----------------         --------      --------            --------
Net asset value, beginning of period                $ 11.11                 $  9.58       $   8.52             $  9.45
Net investment loss*                                  (0.08)                  (0.17)         (0.14)              (0.06)
Net realized and unrealized gain (loss) on
 investments                                          (0.02)                   1.70           1.20               (0.87)
                                                    -------                 -------        -------             -------
 Total from investment operations                     (0.10)                   1.53           1.06               (0.93)
                                                    -------                 -------        -------             -------
Distribution from net realized gains                  (0.85)                    --             --                  --
                                                    -------                 -------        -------             -------
 Total distributions                                  (0.85)                    --             --                  --
                                                    -------                 -------        -------             -------
Net asset value, end of period                      $ 10.16                 $ 11.11        $  9.58             $  8.52
                                                    =======                 =======        =======              =======
Total return                                          (1.09)%++               15.97%+        12.44%+             (9.84)%++
Net assets at end of period (000s)                  $23,408                 $23,656        $26,489             $29,287
Ratio of operating expenses to average net
 assets*                                               2.10%[dbldag]           2.10%          2.10%               2.10%[dbldag]
Ratio of net investment loss to average net
 assets*                                              (1.58)%[dbldag]         (1.71)%        (1.67)%             (1.32)%[dbldag]
Portfolio turnover rate                              169.85%                 155.85  %      178.60%              83.61%
Average commission rate@                            $0.0202                 $0.0159            --                  --
 *Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3).        $  0.02                 $  0.04        $  0.06             $  0.02


                                                                                   Class C
                                              -----------------------------------------------------------------------------------
                                                   Six months ended                      Year ended September 30
                                                                          -------------------------------------------------------
                                                    March 31, 1997
                                                   (Unaudited)****          1996****      1995****             1994**
                                                   ----------------         --------      --------            --------
Net asset value, beginning of period                $ 11.44                 $  9.77       $   8.60             $  9.55
Net investment loss*                                  (0.03)                  (0.07)         (0.06)              (0.06)
Net realized and unrealized gain (loss) on
 investments                                          (0.03)                   1.74           1.23               (0.89)
                                                    -------                 -------       --------             -------
 Total from investment operations                     (0.06)                   1.67           1.17               (0.95)
                                                    -------                 -------       --------             -------
Distribution from net realized gains                  (0.85)                    --             --                  --
                                                    -------                 -------       --------             -------
 Total distributions                                  (0.85)                    --             --                  --
                                                    -------                 -------       --------             -------
Net asset value, end of period                      $ 10.53                 $ 11.44       $  9.77             $  8.60
                                                    =======                 =======       =======             =======
Total return                                          (0.70)%++               17.09%+       13.60%+             (9.95)%++
Net assets at end of period (000s)                  $ 4,692                 $13,311       $12,380             $ 7,033
Ratio of operating expenses to average net
 assets*                                               1.10%[dbldag]          1.10%        1.10%                 1.10%[dbldag]
Ratio of net investment loss to average net
 assets*                                              (0.49)%[dbldag]        (0.71)%       (0.71)%              (0.68)%[dbldag]
Portfolio turnover rate                              169.85%                155.85%       178.60%               83.61%
Average commission rate@                            $0.0202                $0.0159            --                  --
 *Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3).        $  0.02                $  0.04       $  0.06              $  0.04



                                                                                   Class D
                                              -----------------------------------------------------------------------------------
                                                   Six months ended                      Year ended September 30
                                                                          -------------------------------------------------------
                                                    March 31, 1997
                                                   (Unaudited)****          1996****      1995****             1994**
                                                   ----------------         --------      --------            --------
Net asset value, beginning of period                $ 11.10                 $ 9.58        $  8.52             $  9.45
Net investment loss*                                  (0.08)                 (0.16)         (0.14)              (0.06)
Net realized and unrealized gain (loss) on
 investments                                          (0.02)                  1.68           1.20               (0.87)
                                                    -------                 -------       --------             -------
 Total from investment operations                     (0.10)                  1.52           1.06               (0.93)
                                                    -------                 -------       --------             -------
Distribution from net realized gains                  (0.85)                    --            --                  --
                                                    -------                 -------       --------             -------
 Total distributions                                  (0.85)                    --            --                  --
                                                    -------                 -------       --------             -------
Net asset value, end of period                      $ 10.15                 $ 11.10       $  9.58             $  8.52
                                                    =======                 =======       =======             =======
Total return                                          (1.09)%++               15.87%+       12.44%+             (9.84)%++
Net assets at end of period (000s)                  $ 4,108                 $ 4,503       $ 7,391             $10,032
Ratio of operating expenses to average net
 assets*                                               2.10%[dbldag]           2.10%         2.10%               2.10%[dbldag]
Ratio of net investment loss to average net
 assets*                                              (1.57)%[dbldag]         (1.71)%       (1.67)%             (1.32)%[dbldag]
Portfolio turnover rate                              169.85%                 155.85%       178.60%               83.61%
Average commission rate@                            $0.0202                 $0.0159           --                   --
 *Reflects voluntary assumption of fees or
 expenses per share in each period (Note 3).        $  0.02                 $  0.04       $  0.06             $  0.02

--------------------------------------------------------------------------------

[dbldag] Annualized.

       + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

      ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

      ** February 1, 1994 (commencement of share class designations) to September 30, 1994.

     *** October 4, 1993 (commencement of operations) to September 30, 1994.

    **** Per-share figures have been calculated using the average shares method.

       @ For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Emerging Growth Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111



Officers
Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Michael Carmen
Vice President

Rudolph K. Kluiber
Vice President

Frederick R. Kobrick
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary



Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[BACK COVER]

State Street Research                                          Bulk Rate
Emerging Growth Fund                                          U.S. Postage
One Financial Center                                              PAID
Boston, MA 02111                                              Brockton, MA
                                                             Permit No. 600



Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[STATE STREET LOGO]

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Emerging Growth Fund prospectus. When used after June 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide

CONTROL NUMBER: 3508-961125(698)SSR-LD    Cover Illustration by Dorothy Cullinan

                                                                 SCG-006E-597IBS

[logo] STATE STREET RESEARCH

---------------------------
STATE STREET RESEARCH
AURORA FUND
---------------------------

---------------------------
     SEMIANNUAL REPORT
---------------------------
March 31, 1997

[Graphic illustration: person climbing stairs to the stars]

---------------------------
      WHAT'S INSIDE
---------------------------

INVESTMENT UPDATE
About the Fund,
economy and markets

FUND INFORMATION
Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS

-----------------------------
 [Graphic: Dalbar Key logo]
     Dalbar Key Honors
       Commitment To:
         Investors
           1996)
-----------------------------
       For Excellence
             in
    Shareholder Service

STATE STREET RESEARCH AURORA FUND
------------------------------------------------------------------------------
INVESTMENT UPDATE
------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT
The Economy

* Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first quarter of 1997, exceeding expectations.

* Consumer spending and industrial output steadily advanced during the six months ended March 31, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

* The Federal Reserve raised interest rates by one-quarter point in March.

The Markets
* The Fed's tightening predictably had an effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for all sectors but the high-yield area. As the first quarter ended, the stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction.

* The S&P 500 was up +11.24% for the six-month period. Small stocks severely lagged the performance of larger stocks, as shown by the Russell 2000 Index, which lost -0.24%.(1)

* Bond performance lost momentum in the fourth quarter of 1996 but still offered positive returns for the six months. The Lehman Brothers Aggregate Bond Index gained +2.42% during the period.(1)

THE FUND
Over The Past Six Months

* For the six months ended March 31, 1997, Class A shares of Aurora Fund (formerly Small Capitalization Value Fund) returned +16.83% (does not reflect sales charge).(2) The Fund solidly outperformed the average six-month return for the 425 fund classes in Lipper Analytical Services' Small Cap Funds category, which was -4.65% (does not reflect sales charge).

* Aurora Fund was the top-performing fund in its Lipper category for the six months ended March 31, 1997.

* The bulk of the Fund's gains came during the first three months of the six-month period ended March 31, 1997. Careful stock selection combined with minimal holdings in financial services and science and technology stocks helped Aurora Fund maintain positive returns when markets corrected in March.

Current Strategy

* We are keeping with our strategy of evaluating stocks on an individual basis, focusing on small, attractively priced companies with good appreciation potential.

* We continue to stay away from science and technology stocks and try to find companies that are not yet widely followed by Wall Street analysts.

* This Fund tends to move independently of the broader markets. We are taking advantage of the lower valuations created by recent market corrections.

March 31, 1997

(1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Government/ Corporate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +16.39% for Class B shares; +17.01% for Class C shares; +16.39% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Fund performance results are increased by the voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows results without subsidization. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.



BECAUSE THE FUND INVESTS IN SPECIAL SITUATION COMPANIES, AN INVESTMENT IN THE FUND MAY INVOLVE GREATER-THAN-AVERAGE RISK AND ABOVE-AVERAGE PRICE FLUCTUATION. SMALL-COMPANY STOCKS ARE MORE VOLATILE THAN LARGE-COMPANY STOCKS.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1997)
------------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)
------------------------------------------------------------------------------
                                          LIFE OF FUND             1 YEAR
                                        (since 2/13/95)
------------------------------------------------------------------------------
Class A                                 +34.05%/+31.24%        +37.00%/+33.99%
------------------------------------------------------------------------------
Class B                                 +34.62%/+31.40%        +37.36%/+34.21%
------------------------------------------------------------------------------
Class C                                 +37.34%/+34.10%        +43.82%/+40.68%
------------------------------------------------------------------------------
Class D                                 +35.62%/+32.38%        +41.36%/+38.21%
------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)(3)(5)
------------------------------------------------------------------------------
                                          LIFE OF FUND             1 YEAR
                                        (since 2/13/95)
------------------------------------------------------------------------------
Class A                                 +95.55%/+86.91%        +43.45%/+40.31%
------------------------------------------------------------------------------
Class B                                 +92.45%/+82.96%        +42.36%/+39.21%
------------------------------------------------------------------------------
Class C                                 +96.65%/+86.90%        +43.82%/+40.68%
------------------------------------------------------------------------------
Class D                                 +92.45%/+82.84%        +42.36%/+39.21%
------------------------------------------------------------------------------

TOP 10 HOLDINGS
(by percentage of net assets)

 1 Tokheim Gas pumps                                         2.9%
 2 Borg Warner Automotive Auto parts                         2.2%
 3 RDO Equipment Agricultural equipment sales                2.0%
 4 Data Documents Business forms                             1.6%
 5 Ryerson Tull Steel service center                         1.6%
 6 Invivo Medical instruments                                1.6%
 7 Commercial Intertech Hydraulic cylinders                  1.6%
 8 Protection One Residential alarms                         1.4%
 9 Memtec Filtration systems                                 1.4%
10 Wolverine Tube Copper tubing                              1.3%

These securities represent an aggregate of 17.6% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

Machinery                            10.8%
Metals And Mining                     8.2%
Automotive                            7.5%
Business Service                      6.8%
Diversified                           5.5%
Total: 38.8%

STATE STREET RESEARCH AURORA FUND
----------------------------------------------------------------------------
INVESTMENT PORTFOLIO
----------------------------------------------------------------------------
March 31, 1997 (Unaudited)

----------------------------------------------------------------------------
                                                                  VALUE
                                                  SHARES         (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS 84.3%
BASIC INDUSTRIES 31.9%
CHEMICAL 1.4%
Cambrex Corp. ..................................     6,450       $   216,075
McWhorter Technologies Inc.* ...................     2,000            41,750
Mississippi Chemical Corp. .....................    11,000           262,625
Triple S Plastics Inc.* ........................     2,000            14,000
                                                                 -----------
                                                                     534,450
                                                                 -----------
DIVERSIFIED 5.5%
Commercial Intertech Corp. .....................    55,000           618,750
Noel Group Inc.* ...............................    77,000           500,500
Quixote Corp. ..................................    10,000            90,000
Recoton Corp.* .................................    30,800           404,250
Titan Wheel International Inc. .................    30,000           442,500
Zero Corp. .....................................     3,300            61,875
                                                                 -----------
                                                                   2,117,875
                                                                 -----------
ELECTRICAL EQUIPMENT 2.7%
Channell Commercial Corp.* .....................    34,500           362,250
Hughes Supply Inc. .............................     7,000           228,375
LSI Industries Inc. ............................     2,000            24,500
Methode Electronics Inc. Cl. A .................    13,000           182,000
Overland Data Inc.* ............................    29,000           145,000
T B Woods Corp. ................................     9,000           119,250
                                                                 -----------
                                                                   1,061,375
                                                                 -----------
FOREST PRODUCT 0.4%
Gaylord Container Corp Cl. A* ..................    24,500           148,531
Gaylord Container Corp. Wts* ...................       200             1,275
                                                                 -----------
                                                                     149,806
                                                                 -----------
MACHINERY 10.8%
Arden Industrial Products Inc.* ................     5,000            20,938
Greenfield Industrial Inc. .....................    10,000           218,750
ICF Kaiser International Inc.* .................    95,000           190,000
Inter-City Products Corp.* .....................     6,300            33,469
ITEQ Inc.* .....................................    10,000            65,000
Memtec Ltd. ADR* ...............................    21,500           545,562
OmniQuip International Inc.* ...................    21,300           308,850
Penn Engineering & Manufacturing Corp. .........    21,000           406,875
Pfeiffer Vacuum Technology AG ADR* .............     6,500           144,625
Rofin-Sinar Technologies Inc.* .................     5,000            73,125
Specialty Equipment Companies Inc.* ............     6,000            78,750
Sun Hydraulics Inc. ............................     9,000            99,000
Tokheim Corp.* .................................   138,500         1,125,312
Varlen Corp. ...................................    19,000           370,500
Wolverine Tube Inc.* ...........................    20,000           520,000
                                                                 -----------
                                                                   4,200,756
                                                                 -----------
METAL & MINING 8.2%
Carbide/Graphite Group Inc.* ...................    19,000           427,500
Chase Brass Industries Inc.* ...................     6,000           121,500
Citation Corp.* ................................     4,000            58,000
Easco Inc. .....................................    22,000           176,000
Huntco Inc Cl. A ...............................    13,000           157,625
Interlake Corp.* ...............................    15,000            56,250
Keystone Consolidated Industries Inc.* .........    11,197            97,974
N.N. Ball and Roller Inc. ......................    34,500           360,094
NS Group Inc.* .................................    15,400            78,925
Ryerson Tull Inc. Cl. A* .......................    45,200           627,150
Sinter Metals Inc. Cl. A* ......................     4,500           123,750
Special Metals Corp.* ..........................    18,400           322,000
Webco Industries Inc.* .........................    39,500           227,125
Wyman-Gordon Co.* ..............................    16,000           326,000
                                                                 -----------
                                                                   3,159,893
                                                                 -----------
RAILROAD 2.9%
ABC Rail Products Corp.* .......................    15,000           260,625
Johnstown America Industries Inc.* .............    84,000           273,000
RailTex Inc.* ..................................    20,000           332,500
Tranz Rail Holdings Ltd ADR* ...................    13,000           235,625
Westinghouse Air Brake Co. .....................     3,000            39,000
                                                                 -----------
                                                                   1,140,750
                                                                 -----------
TRUCKERS 0.0%
Central Transport Rental Group PLC ADR* ........    47,700            16,397
                                                                 -----------
Total Basic Industries  ........................                  12,381,302
                                                                 -----------
CONSUMER CYCLICAL 24.8%
AUTOMOTIVE 7.5%
Aftermarket Technology Corp.* ..................     5,000            77,500
Borg-Warner Automotive Inc. ....................    20,000           852,500
Control Devices Inc.* ..........................    41,500           518,750
Defiance Inc. ..................................    35,000           245,000
Exide Corp. ....................................    23,500           384,812
Federal-Mogul Corp. ............................     6,500           160,063
Lund International Holdings Inc.* ..............     8,500           108,375
Motorcar Parts & Accessories Inc.* .............     2,000            28,250
Strattec Security Corp.* .......................     1,000            17,500
Thomson PBE Inc.* ..............................    20,000           105,000
TransPro Inc. ..................................    34,500           306,187
Wescast Industries Inc. Cl. A ..................     5,000           122,500
                                                                 -----------
                                                                   2,926,437
                                                                 -----------
BUILDING 5.4%
Belmont Homes Inc.* ............................     3,000            22,875
Cameron Ashley Inc.* ...........................     7,000            95,375
Castle & Cooke Inc.* ...........................    28,000           416,500
Centex Construction Products Inc. ..............    14,500           262,812
Dal-Tile International Inc.* ...................     4,000            62,500
Dayton Superior Corp. Cl. A* ...................     7,500            84,375
Falcon Building Products Inc. Cl. A* ...........     7,200           126,000

The accompanying notes are an integral part of the financial statements.

Kevco Inc.* ....................................     7,000           108,500
Morrison Knudsen Corp.* ........................    25,000           262,500
Nortek Inc.* ...................................    10,500           206,063
Shelby Williams Industries Inc.* ...............    16,000           222,000
Simpson Manufacturing Inc.* ....................     4,000           102,000
Stimsonite Corp.* ..............................    20,000           120,000
                                                                 -----------
                                                                   2,091,500
                                                                 -----------
HOTEL & RESTAURANT 2.1%
Casino America Inc.* ...........................     7,000            17,500
Primadonna Resorts Inc.* .......................     9,000           178,875
Station Casinos Inc.* ..........................    35,000           284,375
Trump Hotels & Casino Resorts Inc.* ............    20,000           180,000
Vistana Inc.* ..................................    15,000           168,750
                                                                 -----------
                                                                     829,500
                                                                 -----------
RECREATION 4.6%
All American Communications Inc. Cl. B* ........     4,500            47,812
AMC Entertainment Inc. .........................     2,000            39,000
American Coin Merchandising Inc.* ..............    20,000           142,500
Bacou USA Inc.* ................................    30,000           450,000
Cineplex Odeon Corp.* ..........................    40,000            60,000
HMG Worldwide Corp.* ...........................    22,000            23,375
HSN Inc.* ......................................     1,400            35,525
Leslie's Poolmart* .............................     6,000            84,000
Lewis Galoob Toys Inc.* ........................    10,000           185,000
Panavision Inc.* ...............................     2,000            34,750
Rawlings Sporting Goods Co.* ...................     2,000            18,250
Rockshox Inc.* .................................     1,000            14,938
Safety First Inc.* .............................       500             3,250
Steinway Musical Instruments Inc.* .............    20,000           355,000
Sturm Ruger & Company Inc.* ....................    18,000           285,750
                                                                 -----------
                                                                   1,779,150
                                                                 -----------
RETAIL TRADE 4.3%
99 Cents Only Stores* ..........................     3,000            60,375
Brylane Inc.* ..................................     5,000           118,750
Cole National Corp. Cl. A* .....................     3,500           111,125
Finlay Enterprises Inc.* .......................    10,000           157,500
Friedman's Inc Cl. A* ..........................     1,000            15,875
Hanover Direct Inc.* ...........................    30,200            20,763
Hibbett Sporting Goods Inc.* ...................     4,000            68,000
Krause's Furniture Inc.* .......................    17,200            26,875
Little Switzerland Inc.* .......................     8,000            36,000
Michaels Stores Inc.* ..........................     4,500            82,687
RDO Equipment Co. Cl. A* .......................    45,000           787,500
TBC Corp.* .....................................     5,000            46,875
York Group Inc. ................................     4,000            75,000
Zale Corp.* ....................................     3,500            64,313
                                                                 -----------
                                                                   1,671,638
                                                                 -----------
TEXTILE & APPAREL 0.9%
Chic By H. I. S. Inc.* .........................    16,000            98,000
Culp Inc. ......................................     8,000           138,000
Marisa Christina Inc.* .........................    10,000            96,250
                                                                 -----------
                                                                     332,250
                                                                 -----------
Total Consumer Cyclical  .......................                   9,630,475
                                                                 -----------
CONSUMER STAPLE 14.9%
BUSINESS SERVICE 6.8%
Abacus Direct Corp.* ...........................     2,000            42,500
Amerco* ........................................    16,100           410,550
American Residential Services Inc.* ............     3,000            57,375
Carriage Services, Inc. Cl. A* .................     4,000            76,500
Data Documents Inc.* ...........................    61,000           632,875
Forrester Research Inc.* .......................     2,500            45,625
Lamar Advertising Co. Cl. A* ...................     2,700            54,675
Macrovision Corp.* .............................    15,000           129,375
ProMedCo Management Co.* .......................    30,000           270,000
Protection One Inc.* ...........................    52,000           546,000
Staffing Resources Inc.* .......................     6,500            91,000
Staffmark Inc.* ................................     3,000            39,375
Todd-AO Corp. ..................................    13,500           131,625
Universal Outdoor Holdings Inc.* ...............     3,000            87,000
                                                                 -----------
                                                                   2,614,475
                                                                 -----------
CONTAINER 1.8%
Bway Corp.* ....................................     2,000            39,250
Lufkin Industries Inc. .........................     1,000            22,062
Rock Tennessee Co. Cl. A .......................    12,750           211,969
Silgan Holdings Inc.* ..........................    10,000           250,000
U.S. Can Corp.* ................................    10,000           152,500
                                                                 -----------
                                                                     675,781
                                                                 -----------
DRUG 1.5%
ArQule Inc.* ...................................     1,500            23,250
Clintrials Research Inc.* ......................    22,000           187,000
ImmuLogic Pharmaceutical Corp.* ................    22,000            96,250
Martek Biosciences Corp.* ......................    12,500           218,750
Unigene Labs Inc.* .............................    20,000            67,500
                                                                 -----------
                                                                     592,750
                                                                 -----------
FOOD & BEVERAGE 0.5%
Garden Fresh Restaurant Corp.* .................     2,000            23,250
Northland Cranberries Inc. Cl. A ...............     8,000           145,000
Robert Mondavi Corp. Cl. A* ....................     1,000            36,250
                                                                 -----------
                                                                     204,500
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

HOSPITAL SUPPLY 2.7%
CN Biosciences Inc.* ...........................     3,000            43,125
Fusion Medical Technologies Inc.* ..............    16,500            63,938
General Surgical Innovations Inc.* .............     1,500            10,125
Imagyn Medical, Inc.* ..........................    13,000           104,812
Invivo Corp.* ..................................    50,000           625,000
SeaMed Corp.* ..................................    12,000           192,000
Sunrise Medical Inc.* ..........................     1,000            13,000
                                                                 -----------
                                                                   1,052,000
                                                                 -----------
PRINTING & PUBLISHING 1.4%
Central Newspapers Inc. Cl. A ..................     4,000           200,500
Hollinger International, Inc. Cv. Pfd. .........     7,000            70,070
Katz Media Group Inc.* .........................    42,000           267,750
                                                                 -----------
                                                                     538,320
                                                                 -----------
TOBACCO 0.2%
Dimon Inc. .....................................     3,000            69,000
Schweitzer-Mauduit International, Inc. .........       500            15,125
                                                                 -----------
                                                                      84,125
                                                                 -----------
Total Consumer Staple  .........................                   5,761,951
                                                                 -----------
ENERGY 3.6%
OIL 0.4%
Crystal Oil Co.* ...............................     3,800           132,050
                                                                 -----------
OIL SERVICE 3.2%
American Oilfield Divers Inc* ..................    20,000           225,000
Atwood Oceanics Inc.* ..........................     4,100           254,713
Maverick Tube Corp.* ...........................     3,000            53,250
Patterson Energy, Inc.* ........................     9,732           268,846
Stolt Comex Seaway SA* .........................    10,000           202,500
Timber/Sharp Drilling Inc.* ....................    21,000           249,375
                                                                 -----------
                                                                   1,253,684
                                                                 -----------
Total Energy  ..................................                   1,385,734
                                                                 -----------
FINANCE 1.2%
BANK 0.5%
AMBANC Holding Co. Inc.* .......................     6,000            80,250
Ambase Corp.* ..................................     5,000            13,600
ITLA Capital Corp.* ............................     4,000            59,500
Meritor Savings Bank* ..........................    10,000            24,375
                                                                 -----------
                                                                     177,725
                                                                 -----------
FINANCIAL SERVICE 0.5%
Gentra Inc.* ...................................    12,000            24,355
Matrix Capital Corp.* ..........................     5,000            60,000
MoneyGram Payment Systems Inc.* ................     6,000            49,500
Willis Lease Finance Corp.* ....................     6,000            75,000
                                                                 -----------
                                                                     208,855
                                                                 -----------
INSURANCE 0.2%
AmerUs Life Holdings Inc.* .....................     4,000            89,000
                                                                 -----------
Total Finance  .................................                     475,580
                                                                 -----------
SCIENCE & TECHNOLOGY 6.6%
AEROSPACE 1.6%
Doncasters PLC ADR* ............................    22,900           443,687
First Aviation Services Inc.* ..................    15,000           142,500
Triumph Group, Inc.* ...........................     1,500            37,688
                                                                 -----------
                                                                     623,875
                                                                 -----------
COMPUTER SOFTWARE & SERVICE 1.0%
ATL Products Inc.* .............................       400             3,450
Aurum Software Inc.* ...........................     1,000            14,000
Computervision Corp.* ..........................     6,000            32,250
Information Storage Devices Inc.* ..............     3,000            20,437
Larscom Inc. Cl. A* ............................     1,100             9,213
MAI Systems Corp.* .............................     4,000            25,000
Phoenix International Inc.* ....................     4,000            93,500
SeaChange International Inc.* ..................       100             1,775
Template Software Inc.* ........................     9,000            82,125
Walsh International Inc.* ......................    12,000            93,000
                                                                 -----------
                                                                     374,750
                                                                 -----------
ELECTRONIC COMPONENTS 1.4%
Applied Magnetics Corp.* .......................       700            19,775
Electro Scientific Industries Inc.* ............     5,000           126,250
Fusion Systems Corp.* ..........................     1,000            23,750
NeoMagic Corp.* ................................     1,200            15,150
Reliability Inc.* ..............................    45,000           376,875
                                                                 -----------
                                                                     561,800
                                                                 -----------
ELECTRONIC EQUIPMENT 1.5%
Instrumentation Laboratories SPA ADR* ..........    40,000           170,000
Mackie Designs Inc.* ...........................    10,000            73,750
Network Equipment Technologies, Inc.* ..........     3,000            40,500
Pioneer-Standard Electronics Inc. ..............    17,000           216,750
Plantronics Inc.* ..............................     2,000            86,000
                                                                 -----------
                                                                     587,000
                                                                 -----------
OFFICE EQUIPMENT 1.1%
Davel Communications Group* ....................     8,000           124,000
Exabyte Corp.* .................................    25,000           303,125
                                                                 -----------
                                                                     427,125
                                                                 -----------
Total Science & Technology  ....................                   2,574,550
                                                                 -----------
UTILITY 1.3%
NATURAL GAS 0.6%
TransTexas Gas Corp.* ..........................    17,500           245,000
                                                                 -----------
TELEPHONE 0.7%
NACT Telecommunications Inc.* ..................    45,000           264,375
Yurie Systems Inc.* ............................       200             2,125
                                                                 -----------
                                                                     266,500
                                                                 -----------
Total Utility  .................................                     511,500
                                                                 -----------
Total Common Stocks (Cost $31,415,236) .........                  32,721,092
                                                                 -----------
The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL        MATURITY          VALUE
                                                            AMOUNT            DATE           (NOTE 1)
------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 17.7%
American Express Credit Corp., 5.48%  ..............      $1,014,000       4/01/1997         1,014,000
Ford Motor Credit Co., 5.61% .......................       1,062,000       4/03/1997         1,062,000
Ford Motor Credit Co., 5.65% .......................         268,000       4/07/1997           268,000
General Electric Capital Corp., 5.65%  .............       1,700,000       4/07/1997         1,700,000
Household Finance Corp., 5.60% .....................       1,142,000       4/04/1997         1,142,000
Norwest Financial Inc., 5.60% ......................       1,684,000       4/02/1997         1,684,000
                                                                                           -----------
Total Short-Term Obligations (Cost $6,870,000)  ....................................         6,870,000
                                                                                           -----------
Total Investments (Cost $38,285,236) - 102.0%  .....................................        39,591,092
Cash and Other Assets, Less Liabilities - (2.0%) ...................................          (792,398)
                                                                                           -----------
Net Assets - 100.0%  ...............................................................       $38,798,694
                                                                                           ===========
Federal Income Tax Information:
At March 31, 1997, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $38,285,236 was as follows:
Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ........................................       $ 2,663,652
Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ........................................        (1,357,796)
                                                                                           -----------
                                                                                           $ 1,305,856
                                                                                           ===========
------------------------------------------------------------------------------------------------------
* Nonincome-producing securities
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
March 31, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $38,285,236) (Note 1) .......................      $39,591,092
Cash ....................................................................          101,375
Receivable for fund shares sold .........................................        1,002,193
Receivable from Distributor (Note 3) ....................................           29,049
Receivable for securities sold ..........................................           28,749
Dividends and interest receivable .......................................            8,190
Deferred organization costs and other assets (Note 1) ...................           37,354
                                                                               -----------
                                                                                40,798,002
LIABILITIES
Payable for securities purchased ........................................        1,858,472
Payable for fund shares redeemed ........................................           65,000
Accrued transfer agent and shareholder services (Note 2) ................           27,855
Accrued management fee (Note 2) .........................................           22,918
Accrued distribution and service fees (Note 5) ..........................           13,825
Accrued trustees' fees (Note 2) .........................................            5,627
Other accrued expenses ..................................................            5,611
                                                                               -----------
                                                                                 1,999,308
                                                                               -----------
NET ASSETS                                                                     $38,798,694
                                                                               ===========
Net Assets consist of:
  Unrealized appreciation of investments ................................      $ 1,305,856
  Accumulated net realized gain .........................................          830,324
  Shares of beneficial interest .........................................       36,662,514
                                                                               -----------
                                                                               $38,798,694
                                                                               ===========
Net Asset Value and redemption price per share of Class A shares
  ($11,469,626 / 818,323 shares of beneficial interest) .................           $14.02
                                                                                    ======
Maximum Offering Price per share of Class A shares ($14.02 / .955) ......           $14.68
                                                                                    ======
Net Asset Value and offering price per share of Class B shares
  ($13,380,024 / 968,676 shares of beneficial interest)* ................           $13.81
                                                                                    ======
Net Asset Value, offering price and redemption price per share of Class C
  shares ($9,098,706 / 645,904 shares of beneficial interest) ...........           $14.09
                                                                                    ======
Net Asset Value and offering price per share of Class D shares
  ($4,850,338 / 351,037 shares of beneficial interest)* .................           $13.82
                                                                                    ======
------------------------------------------------------------------------------------------

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended March 31, 1997 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $56  ....................      $   26,177
Interest ...................................................          63,291
                                                                  ----------
                                                                      89,468
EXPENSES
Management fee (Note 2) ....................................          66,311
Custodian fee ..............................................          41,628
Transfer agent and shareholder services (Note 2) ...........          29,101
Registration fees ..........................................          24,257
Amortization of organization costs (Note 1) ................           7,211
Trustees' fees (Note 2) ....................................           7,125
Audit fee ..................................................           6,697
Reports to shareholders ....................................           4,595
Service fee-Class A (Note 5) ...............................           4,145
Distribution and service fees-Class B (Note 5) .............          14,305
Distribution and service fees-Class D (Note 5) .............           4,332
Legal fees .................................................           3,461
Miscellaneous ..............................................           2,972
                                                                  ----------
                                                                     216,140
Expenses borne by the Distributor (Note 3) .................         (99,949)
                                                                  ----------
                                                                     116,191
                                                                  ----------
Net investment loss ........................................         (26,723)
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ...........       1,029,668
Net unrealized depreciation of investments .................          (5,518)
                                                                  ----------
Net gain on investments ....................................       1,024,150
                                                                  ----------
Net increase in net assets resulting from operations .......      $  997,427
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                           MARCH 31, 1997           YEAR ENDED
                                                            (UNAUDITED)         SEPTEMBER 30, 1996
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ...............................        $   (26,723)             $  (38,012)
Net realized gain on investments* .................          1,029,668               1,978,638
Net unrealized appreciation
  (depreciation) of investments ...................             (5,518)                774,969
                                                           -----------              ----------
Net increase resulting from operations                         997,427               2,715,595
                                                           -----------              ----------
Dividend from net investment income:
  Class A .........................................           --                       (46,536)
  Class B .........................................           --                          (430)
  Class C .........................................           --                        (1,112)
  Class D .........................................           --                          (430)
                                                           -----------              ----------
                                                              --                       (48,508)
                                                           -----------              ----------
Distributions from the net realized gains:
  Class A .........................................           (275,192)               (259,563)
  Class B .........................................            (38,226)                 (5,268)
  Class C .........................................         (1,776,578)                 (5,268)
  Class D .........................................            (38,226)                 (5,268)
                                                           -----------              ----------
                                                            (2,128,222)               (275,367)
                                                           -----------              ----------
Net increase from fund share
  transactions (Note 6) ...........................         30,737,847                 668,649
                                                           -----------              ----------
Total increase in net assets ......................         29,607,052               3,060,369
NET ASSETS
Beginning of period ...............................          9,191,642               6,131,273
                                                           -----------              ----------
End of period .....................................        $38,798,694              $9,191,642
                                                           ===========              ==========
*Net realized gain for Federal
  income tax purposes (Note 1) ....................        $ 1,029,668              $1,940,770
                                                           ===========              ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
March 31, 1997

NOTE 1
State Street Research Aurora Fund, formerly State Street Research Small Capitalization Value Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Aurora Fund, State Street Research Emerging Growth Fund and State Street Research Capital Fund.

The investment objective of the Fund is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small capitalization companies which are trading at prices believed to be below the true values of such securities.

The Fund is authorized to issue four classes of shares. At the present time, only Class A shares are generally available for purchase. Class B, Class C and Class D shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is excuted), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time period.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1997, the fees pursuant to such agreement amounted to $66,311.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended March 31, 1997, the amount of such expenses was $5,384.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,125 during the six months ended March 31, 1997.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended March 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $99,949.

NOTE 4
For the six months ended March 31, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $28,536,929 and $5,940,962, respectively.

NOTE 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1997, fees pursuant to such plan amounted to $4,145, $14,305 and $4,332 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $28,297 and $10,022, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1997, and that MetLife Securities, Inc. earned commissions aggregating $29,586 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $334 on redemptions of Class B shares during the same period.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 1997, the Adviser owned one share of each of Class A, Class B, Class C and Class D shares and Metropolitan owned 19,510 Class A shares, 13,884 Class B shares, 636,481 Class C shares and 13,884 Class D shares of the Fund.

Share transactions were as follows:

                                                 SIX MONTHS ENDED
                                                  MARCH 31, 1997                     YEAR ENDED
                                                   (UNAUDITED)                  SEPTEMBER 30, 1996
                                       -------------------------------  ------------------------------
CLASS A                                      SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       747,234       $10,682,211         32,682        $  424,234
Issued upon reinvestment of:
  Distributions from net realized
    gains ...........................        20,767           275,171         24,487           259,562
  Dividend from net investment income            --               --             211             2,242
Shares repurchased ..................       (22,983)         (328,651)      (503,526)       (5,963,085)
                                            -------       -----------       --------       -----------
Net increase (decrease) .............       745,018       $10,628,731       (446,146)      $(5,277,047)
                                            =======       ===========       ========       ===========

CLASS B                                      SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       955,237       $13,482,024             --       $        --
Issued upon reinvestment of
  distributions from net realized
  gains .............................         2,920            38,204            498             5,265
Shares repurchased ..................          (472)           (6,683)            --                --
                                            -------       -----------       --------       -----------
Net increase ........................       957,685       $13,513,545            498       $     5,265
                                            =======       ===========       ========       ===========

CLASS C                                      SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................         8,841       $   126,919        499,540       $ 5,929,901
Issued upon reinvestment of
  distributions from net realized
  gains .............................       133,575         1,776,556            497             5,265
Shares repurchased ..................        (7,042)         (100,000)            --                --
                                            -------       -----------       --------       -----------
Net increase ........................       135,374       $ 1,803,475        500,037       $ 5,935,166
                                            =======       ===========       ========       ===========

CLASS D                                      SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       341,902       $ 4,821,038             --       $        --
Issued upon reinvestment of
  distributions from net realized
  gains .............................         2,921            38,204            498             5,265
Shares repurchased ..................        (4,777)          (67,146)            --                --
                                            -------       -----------       --------       -----------
Net increase ........................       340,046       $ 4,792,096            498       $     5,265
                                            =======       ===========       ========       ===========

                                       8

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                 CLASS A                                              CLASS B
                          -----------------------------------------------------  --------------------------------------------------
                                                           YEAR ENDED                                           YEAR ENDED
                             SIX MONTHS ENDED             SEPTEMBER 30             SIX MONTHS ENDED            SEPTEMBER 30
                              MARCH 31, 1997      -----------------------------     MARCH 31, 1997     ----------------------------
                              (UNAUDITED)**          1996**         1995***         (UNAUDITED)**         1996**         1995***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $15.14              $11.13         $ 9.55              $15.02            $11.08         $ 9.55
Net investment income (loss)*      (0.02)              (0.06)          0.07               (0.04)            (0.17)          0.02
Net realized and
  unrealized gain on
  investments                       2.38                4.66           1.51                2.31              4.65           1.51
                                  ------              ------         ------              ------            ------         ------
  Total from investment
    operations                      2.36                4.60           1.58                2.27              4.48           1.53
                                  ------              ------         ------              ------            ------         ------
Dividend from net
  investment income                   --               (0.09)            --                  --             (0.04)            --
Distributions from net
  realized gains                   (3.48)              (0.50)            --               (3.48)            (0.50)            --
                                  ------              ------         ------              ------            ------         ------
  Total distributions              (3.48)              (0.59)            --               (3.48)            (0.54)            --
                                  ------              ------         ------              ------            ------         ------
Net asset value, end of
  period                          $14.02              $15.14         $11.13              $13.81            $15.02         $11.08
                                  ======              ======         ======              ======            ======         ======
Total return                      16.83%++            43.63%+        16.54%++            16.39%++          42.52%+        16.02%++
Net assets at end of
  period (000s)                  $11,470              $1,110         $5,782             $13,380              $165           $116
Ratio of operating
  expenses to average
  net assets*                      1.45%(+)            1.45%          1.45%(+)            2.20%(+)          2.20%          2.20%(+)
Ratio of net investment
  income (loss) to
  average
  net assets*                    (0.16)%(+)          (0.56)%          1.05%(+)          (0.63)%(+)        (1.38)%          0.32%(+)
Portfolio turnover rate           40.68%             124.79%         47.34%              40.68%           124.79%         47.34%
Average commission rate@         $0.0120             $0.0174             --             $0.0120           $0.0174             --
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3).             $0.08               $0.32          $0.15               $0.08             $0.32          $0.15

                                                 CLASS C                                              CLASS D
                          -----------------------------------------------------  --------------------------------------------------
                                                           YEAR ENDED                                           YEAR ENDED
                             SIX MONTHS ENDED             SEPTEMBER 30             SIX MONTHS ENDED            SEPTEMBER 30
                              MARCH 31, 1997      -----------------------------     MARCH 31, 1997     ----------------------------
                              (UNAUDITED)**          1996**         1995***         (UNAUDITED)**         1996**         1995***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $15.18              $11.15         $ 9.55              $15.02            $11.08         $ 9.55
Net investment income
  (loss)*                          (0.02)              (0.06)          0.09               (0.04)            (0.17)          0.02
Net realized and
  unrealized gain on
  investments                       2.41                4.70           1.51                2.32              4.65           1.51
                                  ------              ------         ------              ------            ------         ------
  Total from investment
    operations                      2.39                4.64           1.60                2.28              4.48           1.53
                                  ------              ------         ------              ------            ------         ------
Dividend from net
  investment income                   --               (0.11)            --                  --             (0.04)            --
Distributions from net
  realized gains                   (3.48)              (0.50)            --               (3.48)            (0.50)            --
                                  ------              ------         ------              ------            ------         ------
  Total distributions              (3.48)              (0.61)            --               (3.48)            (0.54)            --
                                  ------              ------         ------              ------            ------         ------
Net asset value, end of
  period                          $14.09              $15.18         $11.15              $13.82            $15.02         $11.08
                                  ======              ======         ======              ======            ======         ======
Total return                      17.01%++            43.95%+        16.75%++            16.39%++          42.52%+        16.02%++
Net assets at end of
period (000s)                     $9,099              $7,752           $117              $4,850              $165           $116
Ratio of operating
  expenses to average
  net assets*                      1.20%(+)            1.20%          1.20%(+)            2.20%(+)          2.20%          2.20%(+)
Ratio of net investment
  income (loss) to
  average net assets*            (0.28)%(+)          (0.43)%          1.32%(+)          (0.73)%(+)        (1.38)%          0.32%(+)
Portfolio turnover rate           40.68%             124.79%         47.34%              40.68%           124.79%         47.34%
Average commission rate@         $0.0120             $0.0174             --             $0.0120           $0.0174             --
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3).             $0.08               $0.32          $0.15               $0.08             $0.32          $0.15

--------------------------------------------------------------------------------
 (+)  Annualized.

  **  Per-share figures have been calculated using the average shares method.

 ***  February 13, 1995 (commencement of operations) to September 30, 1995.

   + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

   @ For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
-------------------------------------------------------------------------------


FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
AURORA FUND                                Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JESUS A. CABRERA                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                MICHAEL CARMEN                         Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       RUDOLPH K. KLUIBER
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       FREDERICK R. KOBRICK                   Board and Chief Financial
State Street Research                      Vice President                         Officer, St. Regis Corp.
Shareholder Services
P.O. Box 8408                              JAMES M. WEISS
Boston, MA 02266-8408                      Vice President                         EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           GERARD P. MAUS                         (Morgan Guaranty Trust
CUSTODIAN                                  Treasurer                              Company of New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              JOSEPH W. CANAVAN                      investments and civic affairs
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110
                                           DOUGLAS A. ROMICH                      ROBERT A. LAWRENCE
LEGAL COUNSEL                              Assistant Treasurer                    Associate, Saltonstall & Co.
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.                    FRANCIS J. MCNAMARA, III
One Financial Center                       Secretary and General Counsel          DEAN O. MORTON
Boston, MA 02111                                                                  Retired; formerly Executive
                                           DARMAN A. WING                         Vice President, Chief
                                           Assistant Secretary and                Operating Officer and Director,
                                           Assistant General Counsel              Hewlett-Packard Company

                                           AMY L. SIMMONS
                                           Assistant Secretary                    THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly of Counsel,
                                                                                  Choate, Hall & Stewart

                                                            ------------------
STATE STREET RESEARCH                                            BULK RATE
AURORA FUND                                                    U.S. POSTAGE
One Financial Center                                               PAID
Boston, MA 02111                                               BROCKTON, MA
                                                              PERMIT NO. 600
                                                            ------------------


QUESTIONS? COMMENTS?
Call us at 1-800-562-0032,
or write us at:
    State Street Research
    Shareholder Services
    P.O. Box 8408
    Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Aurora Fund prospectus. When used after June 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3948-970521(0698)SSR-LD                        SCV-207E-597IBS
                     Cover Illustration by Dorothy Cullinan